OPERATING LEASE (Tables)	12 Months Ended
Sep. 30, 2024
Operating Lease
SCHEDULE OF BALANCE SHEET INFORMATION RELATED OPERATING LEASE

Balance sheet information related to the operating lease is as follows:

	September 30, 2024	September 30, 2023

Operating lease assets:
Operating lease right of use assets	$141,895	$312,067
Total operating lease assets	141,895	312,067

Operating lease obligations:
Current operating lease liabilities	148,904	227,297
Non-current operating lease liabilities	-	91,720
Total operating lease obligations	$148,904	$319,017

SCHEDULE OF WEIGHTED-AVERAGE OF OPERATING LEASE

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

September 30, 2023
Weighted-average remaining lease term	0.6

Weighted-average discount rate	4.75%

SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES

The following table summarizes the maturity of operating lease liabilities as of September 30, 2024:

12 months ending September 30,	US$
2025	$150,940
2026	-
2027	-
Total lease payments	150,940
Less: imputed interest	(2,036)
Total lease liabilities	$148,904